Loans and advances to customers - Schedule of Financial Assets at Amortised Cost (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	£ 449,745
Allowance for expected credit losses beginning balance	(449,745)
Gross carrying amount ending balance	452,408	£ 449,745
Allowance for expected credit losses ending balance	(452,408)	(449,745)
Charge/(credit) for methodology and model changes in financial assets	(65)	60
Loans and advances to customers
Disclosure of financial assets [line items]
Impact Of Transfers Between Stages	241	454
Net change in ECL due to transfers	241	454
Other changes in credit quality	174	814
Charge (credit) to the income statement	161	321
Recoveries of advances written off in previous years	69	116
Loans and advances to customers
Disclosure of financial assets [line items]
Impact Of Transfers Between Stages	0	0
Recoveries of advances written off in previous years	69	116
Loans and advances to customers | Stage 1
Disclosure of financial assets [line items]
Transfers to Stage 1	0	0
Loans and advances to customers | Stage 2
Disclosure of financial assets [line items]
Transfers to Stage 2	0	0
Loans and advances to customers | Stage 3
Disclosure of financial assets [line items]
Transfers to Stage 3	£ 0	£ 0
Loans and advances to customers | Loans and advances to customers
Disclosure of financial assets [line items]
Expected credit loss PD (as a percent)	0.70%	0.80%
Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact Of Transfers Between Stages	£ 0	£ 0
Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact Of Transfers Between Stages	0	0
Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact Of Transfers Between Stages	0	0
Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact Of Transfers Between Stages	27	75
Net change in ECL due to transfers	(185)	(260)
Other changes in credit quality	(139)	105
Charge (credit) to the income statement	(121)	261
Stage 1 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact Of Transfers Between Stages	276	401
Stage 1 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact Of Transfers Between Stages	(56)	(53)
Stage 1 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact Of Transfers Between Stages	(8)	(13)
Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact Of Transfers Between Stages	(55)	(93)
Net change in ECL due to transfers	257	402
Other changes in credit quality	(50)	(103)
Charge (credit) to the income statement	(206)	(281)
Stage 2 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact Of Transfers Between Stages	(271)	(393)
Stage 2 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact Of Transfers Between Stages	116	121
Stage 2 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact Of Transfers Between Stages	(157)	(223)
Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact Of Transfers Between Stages	269	472
Net change in ECL due to transfers	169	312
Other changes in credit quality	331	804
Charge (credit) to the income statement	485	414
Recoveries of advances written off in previous years	69	116
Stage 3 | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact Of Transfers Between Stages	(5)	(8)
Stage 3 | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact Of Transfers Between Stages	(60)	(68)
Stage 3 | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact Of Transfers Between Stages	165	236
POCI | Loans and advances to customers
Disclosure of financial assets [line items]
Other changes in credit quality	32	8
Charge (credit) to the income statement	3	(73)
Recoveries of advances written off in previous years	0	0
Stage 1
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	384,394
Allowance for expected credit losses beginning balance	(384,394)
Gross carrying amount ending balance	397,480	384,394
Allowance for expected credit losses ending balance	(397,480)	(384,394)
Charge/(credit) for methodology and model changes in financial assets	(26)	96
Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact Of Transfers Between Stages	5,202	(235)
Stage 1 | Loans and advances to customers | Stage 1
Disclosure of financial assets [line items]
Transfers to Stage 1	16,778	18,991
Stage 1 | Loans and advances to customers | Stage 2
Disclosure of financial assets [line items]
Transfers to Stage 2	(11,068)	(18,010)
Stage 1 | Loans and advances to customers | Stage 3
Disclosure of financial assets [line items]
Transfers to Stage 3	£ (508)	£ (1,216)
Stage 1 | Loans and advances to customers | Loans and advances to customers
Disclosure of financial assets [line items]
Expected credit loss PD (as a percent)	0.20%	0.20%
Stage 2
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	£ 51,700
Allowance for expected credit losses beginning balance	(51,700)
Gross carrying amount ending balance	41,658	£ 51,700
Allowance for expected credit losses ending balance	(41,658)	(51,700)
Charge/(credit) for methodology and model changes in financial assets	(31)	(33)
Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact Of Transfers Between Stages	(6,890)	(2,868)
Stage 2 | Loans and advances to customers | Stage 1
Disclosure of financial assets [line items]
Transfers to Stage 1	(16,708)	(18,953)
Stage 2 | Loans and advances to customers | Stage 2
Disclosure of financial assets [line items]
Transfers to Stage 2	11,546	18,592
Stage 2 | Loans and advances to customers | Stage 3
Disclosure of financial assets [line items]
Transfers to Stage 3	£ (1,728)	£ (2,507)
Stage 2 | Loans and advances to customers | Loans and advances to customers
Disclosure of financial assets [line items]
Expected credit loss PD (as a percent)	2.90%	2.80%
Stage 3
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	£ 6,010
Allowance for expected credit losses beginning balance	(6,010)
Gross carrying amount ending balance	6,277	£ 6,010
Allowance for expected credit losses ending balance	(6,277)	(6,010)
Charge/(credit) for methodology and model changes in financial assets	(4)	(1)
Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Impact Of Transfers Between Stages	1,688	3,103
Recoveries of advances written off in previous years	69	116
Stage 3 | Loans and advances to customers | Stage 1
Disclosure of financial assets [line items]
Transfers to Stage 1	(70)	(38)
Stage 3 | Loans and advances to customers | Stage 2
Disclosure of financial assets [line items]
Transfers to Stage 2	(478)	(582)
Stage 3 | Loans and advances to customers | Stage 3
Disclosure of financial assets [line items]
Transfers to Stage 3	£ 2,236	£ 3,723
Stage 3 | Loans and advances to customers | Loans and advances to customers
Disclosure of financial assets [line items]
Expected credit loss PD (as a percent)	14.60%	15.90%
POCI
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	£ 7,641
Allowance for expected credit losses beginning balance	(7,641)
Gross carrying amount ending balance	6,993	£ 7,641
Allowance for expected credit losses ending balance	(6,993)	(7,641)
Charge/(credit) for methodology and model changes in financial assets	(4)	(2)
POCI | Loans and advances to customers
Disclosure of financial assets [line items]
Recoveries of advances written off in previous years	£ 0	£ 0
POCI | Loans and advances to customers | Loans and advances to customers
Disclosure of financial assets [line items]
Expected credit loss PD (as a percent)	3.10%	2.70%
Gross carrying amount
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	£ 453,462	£ 459,417
Allowance for expected credit losses beginning balance	(453,462)	(459,417)
Gross carrying amount ending balance	455,732	453,462
Allowance for expected credit losses ending balance	(455,732)	(453,462)
Gross carrying amount | Loans and advances to customers
Disclosure of financial assets [line items]
Exchange and other adjustments	(1,241)	1,818
Exchange and other adjustments	1,241	(1,818)
Additions and repayments	5,028	(1,216)
Additions and repayments	(5,028)	1,216
Disposals and derecognition	962	5,442
Disposals and derecognition	(962)	(5,442)
Advances written off	624	1,231
Advances written off	(624)	(1,231)
Gross carrying amount | Stage 1
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	385,294	380,991
Allowance for expected credit losses beginning balance	(385,294)	(380,991)
Gross carrying amount ending balance	398,252	385,294
Allowance for expected credit losses ending balance	(398,252)	(385,294)
Gross carrying amount | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Exchange and other adjustments	(1,219)	1,830
Exchange and other adjustments	1,219	(1,830)
Additions and repayments	9,424	6,393
Additions and repayments	(9,424)	(6,393)
Disposals and derecognition	449	3,685
Disposals and derecognition	(449)	(3,685)
Gross carrying amount | Stage 2
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	53,167	61,164
Allowance for expected credit losses beginning balance	(53,167)	(61,164)
Gross carrying amount ending balance	42,909	53,167
Allowance for expected credit losses ending balance	(42,909)	(53,167)
Gross carrying amount | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Exchange and other adjustments	(12)	(24)
Exchange and other adjustments	12	24
Additions and repayments	(3,150)	(4,213)
Additions and repayments	3,150	4,213
Disposals and derecognition	206	892
Disposals and derecognition	(206)	(892)
Gross carrying amount | Stage 3
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	7,147	7,640
Allowance for expected credit losses beginning balance	(7,147)	(7,640)
Gross carrying amount ending balance	7,353	7,147
Allowance for expected credit losses ending balance	(7,353)	(7,147)
Gross carrying amount | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Exchange and other adjustments	(17)	(6)
Exchange and other adjustments	17	6
Additions and repayments	(828)	(2,353)
Additions and repayments	828	2,353
Disposals and derecognition	88	122
Disposals and derecognition	(88)	(122)
Advances written off	618	1,231
Advances written off	(618)	(1,231)
Gross carrying amount | POCI
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	7,854	9,622
Allowance for expected credit losses beginning balance	(7,854)	(9,622)
Gross carrying amount ending balance	7,218	7,854
Allowance for expected credit losses ending balance	(7,218)	(7,854)
Gross carrying amount | POCI | Loans and advances to customers
Disclosure of financial assets [line items]
Exchange and other adjustments	7	18
Exchange and other adjustments	(7)	(18)
Additions and repayments	(418)	(1,043)
Additions and repayments	418	1,043
Disposals and derecognition	219	743
Disposals and derecognition	(219)	(743)
Advances written off	6	0
Advances written off	(6)	0
Allowance for expected credit losses
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	(3,717)	(4,518)
Allowance for expected credit losses beginning balance	3,717	4,518
Gross carrying amount ending balance	(3,324)	(3,717)
Allowance for expected credit losses ending balance	3,324	3,717
Allowance for expected credit losses | Loans and advances to customers
Disclosure of financial assets [line items]
Exchange and other adjustments	(21)	(164)
Exchange and other adjustments	21	164
Additions and repayments	254	947
Additions and repayments	(254)	(947)
Disposals and derecognition	(20)	(171)
Disposals and derecognition	20	171
Advances written off	(624)	(1,231)
Advances written off	624	1,231
Allowance for expected credit losses | Stage 1
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	(900)	(700)
Allowance for expected credit losses beginning balance	900	700
Gross carrying amount ending balance	(772)	(900)
Allowance for expected credit losses ending balance	772	900
Allowance for expected credit losses | Stage 1 | Loans and advances to customers
Disclosure of financial assets [line items]
Exchange and other adjustments	6	7
Exchange and other adjustments	(6)	(7)
Additions and repayments	9	(81)
Additions and repayments	(9)	81
Disposals and derecognition	(1)	(54)
Disposals and derecognition	1	54
Allowance for expected credit losses | Stage 2
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	(1,467)	(1,808)
Allowance for expected credit losses beginning balance	1,467	1,808
Gross carrying amount ending balance	(1,251)	(1,467)
Allowance for expected credit losses ending balance	1,251	1,467
Allowance for expected credit losses | Stage 2 | Loans and advances to customers
Disclosure of financial assets [line items]
Exchange and other adjustments	6	1
Exchange and other adjustments	(6)	(1)
Additions and repayments	101	85
Additions and repayments	(101)	(85)
Disposals and derecognition	(4)	(59)
Disposals and derecognition	4	59
Allowance for expected credit losses | Stage 3
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	(1,137)	(1,757)
Allowance for expected credit losses beginning balance	1,137	1,757
Gross carrying amount ending balance	(1,076)	(1,137)
Allowance for expected credit losses ending balance	1,076	1,137
Allowance for expected credit losses | Stage 3 | Loans and advances to customers
Disclosure of financial assets [line items]
Exchange and other adjustments	(10)	(105)
Exchange and other adjustments	10	105
Additions and repayments	115	862
Additions and repayments	(115)	(862)
Disposals and derecognition	(7)	(24)
Disposals and derecognition	7	24
Advances written off	(618)	(1,231)
Advances written off	618	1,231
Allowance for expected credit losses | POCI
Disclosure of financial assets [line items]
Gross carrying amount beginning balance	(213)	(253)
Allowance for expected credit losses beginning balance	213	253
Gross carrying amount ending balance	(225)	(213)
Allowance for expected credit losses ending balance	225	213
Allowance for expected credit losses | POCI | Loans and advances to customers
Disclosure of financial assets [line items]
Exchange and other adjustments	(23)	(67)
Exchange and other adjustments	23	67
Additions and repayments	29	81
Additions and repayments	(29)	(81)
Disposals and derecognition	(8)	(34)
Disposals and derecognition	8	34
Advances written off	(6)	0
Advances written off	£ 6	£ 0